Debt (details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Debt disclosure
Commercial paper	$ 100,000,000	$ 100,000,000
5.00% Senior notes due March 15, 2013		500,000,000
Total short-term debt	100,000,000	600,000,000
Total long-term debt	6,261,000,000	5,761,000,000
Total debt principal	6,361,000,000	6,361,000,000
Unamortized fair value adjustment, debt	51,000,000	52,000,000
Unamortized debt issuance costs	(66,000,000)	(63,000,000)
Total debt	6,346,000,000	6,350,000,000
Number of junior subordinated debentures that are not fixed-to-floating rate debentuures	3
Number of separate trusts that issued preferred securities and used proceeds to purchase the Company's subordinated debentures that are not fixed-to-floating rate	3
Impact of amortization of the fair value adjustment on interest expense	1,000,000	1,000,000
Amount of debt obligations, other than commercial paper, due in 2014	0
Amount of debt obligations, other than commercial paper, due in 2015	400,000,000
Amount of debt obligations, other than commcercial paper, due in 2016	400,000,000
Amount of debt obligations, other than commcercial paper, due in 2017	450,000,000
Amount of debt obligations, other than commcercial paper, due in 2018	$ 500,000,000